State Street Institutional Investment Trust

(the “Trust”)

State Street Global Equity ex-U.S. Index Fund

(the “Fund”)

Class A (SSGHX) Class I (SSGJX) Class K (SSGLX)

SUPPLEMENT DATED FEBRUARY 28, 2019 TO THE

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

EACH DATED APRIL 30, 2018 AS MAY BE SUPPLEMENTED FROM TIME TO TIME

Effective March 1, 2019, the Prospectus is revised as follows:

1)	The sub-section entitled “Investment Adviser” in the Fund Summary on page 20 of the Prospectus is deleted in its entirety and replaced with the following:

Investment Adviser

SSGA FM serves as the investment adviser to the Fund and the Portfolio.

The professionals primarily responsible for the day-to-day management of the Portfolio and the Fund are Michael Feehily, Karl Schneider and Olga Winner. They have served on the Fund and the Portfolio since inception in 2014.

Michael Feehily, CFA, is a Senior Managing Director of the Adviser and the Head of Global Equity Beta Solutions in the Americas. He worked at the Adviser from 1997 to 2006 and rejoined in 2010.

Karl Schneider, CAIA, is a Managing Director of the Adviser and Deputy Head of Global Equity Beta Solutions in the Americas. He joined the Adviser in 1997.

Olga Winner, CFA, is a Vice President of the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. She joined the Adviser in 2007.

2)

The table within sub-section entitled “Portfolio Management” within the section entitled “MANAGEMENT AND ORGANIZATION” on page 48 of the Prospectus is deleted in its entirety and replaced with the following:

The table below identifies the professionals primarily responsible for the day-to-day management of each Fund and Portfolio:

Portfolio Managers	Portfolios and Funds
Michael Feehily, Karl Schneider and Amy Scofield	Equity 500 Index Fund and Equity 500 Index II Portfolio
Marc DiCosimo and Joanna Madden	Aggregate Bond Index Fund and Aggregate Bond Index Portfolio
Michael Feehily, Karl Schneider and Olga Winner	Global Equity ex-U.S. Index Fund and Global Equity ex-U.S. Index Portfolio
Michael Feehily, Karl Schneider and Ted Janowsky	Small/Mid Cap Equity Index Fund and Small/Mid Cap Equity Index Portfolio

3)

The biographical information for Payal Gupta within sub-section entitled “Portfolio Management” within the section entitled “MANAGEMENT AND ORGANIZATION” on page 48 of the Prospectus is deleted in its entirety and replaced with the following:

Olga Winner, CFA, is a Vice President of SSGA and the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. She is responsible for the management of several domestic, international developed and emerging market strategies, including separate accounts, commingled funds, mutual funds and ETFs. Additionally, Ms. Winner manages hedged and futures overlay strategies. Prior to joining SSGA, Ms. Winner worked as an acquisitions associate at Boston Capital Partners, a real estate investment firm, analyzing investment opportunities. She holds a Master of Business Administration and a Master of Science in Finance from the Carroll School of Management at Boston College and a Bachelor of Science in Finance from the University of Massachusetts. She also earned the Chartered Financial Analyst (CFA) designation and is a member of CFA Society Boston, Inc.

Effective immediately, the SAI is revised as follows:

•	In the section entitled “PORTFOLIO MANAGERS” beginning on page 76 of the SAI, the information regarding Payal Gupta is deleted in its entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

03012019SUP16

State Street Institutional Investment Trust

(the “Trust”)

State Street Global Equity ex-U.S. Index Portfolio (SSGVX)

(the “Portfolio”)

SUPPLEMENT DATED FEBRUARY 28, 2019 TO THE

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

EACH DATED APRIL 30, 2018, AS MAY BE SUPPLEMENTED FROM TIME TO TIME

Effective March 1, 2019, the Prospectus is revised as follows:

1)	The sub-section entitled “Investment Adviser” in the Fund Summary on page 18-19 of the Prospectus is deleted in its entirety and replaced with the following:

Investment Adviser

SSGA FM serves as the investment adviser to the Portfolio.

The professionals primarily responsible for the day-to-day management of the Portfolio are Michael Feehily, Karl Schneider, and Olga Winner. They have served on the Fund and the Portfolio since inception in 2014.

Michael Feehily, CFA, is a Senior Managing Director of the Adviser and the Head of Global Equity Beta Solutions in the Americas. He worked at the Adviser from 1997 to 2006 and rejoined in 2010.

Karl Schneider, CAIA, is a Managing Director of the Adviser and Deputy Head of Global Equity Beta Solutions in the Americas. He joined the Adviser in 1997.

Olga Winner, CFA, is a Vice President of the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. She joined the Adviser in 2007.

2)

The table within sub-section entitled “Portfolio Management” within the section entitled “MANAGEMENT AND ORGANIZATION” on page 44 of the Prospectus is deleted in its entirety and replaced with the following:

The table below identifies the professionals primarily responsible for the day-to-day management of each Portfolio:

Portfolio Managers	Portfolios
Michael Feehily, Karl Schneider and Amy Scofield	Equity 500 Index II Portfolio
Marc DiCosimo and Joanna Madden	Aggregate Bond Index Portfolio
Michael Feehily, Karl Schneider and Olga Winner	Global Equity ex-U.S. Index Portfolio
Michael Feehily, Karl Schneider and Ted Janowsky	Small/Mid Cap Equity Index Portfolio

3)

The biographical information for Payal Gupta within sub-section entitled “Portfolio Management” within the section entitled “MANAGEMENT AND ORGANIZATION” on page 45 of the Prospectus is deleted in its entirety and replaced with the following:

Olga Winner, CFA, is a Vice President of SSGA and the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. She is responsible for the management of several domestic, international developed and emerging market strategies, including separate accounts, commingled funds, mutual funds and ETFs. Additionally, Ms. Winner manages hedged and futures overlay strategies. Prior to joining SSGA, Ms. Winner worked as an acquisitions associate at Boston Capital Partners, a real estate investment firm, analyzing investment opportunities. She holds a Master of Business Administration and a Master of Science in Finance from the Carroll School of Management at Boston College and a Bachelor of Science in Finance from the University of Massachusetts. She also earned the Chartered Financial Analyst (CFA) designation and is a member of CFA Society Boston, Inc.

Effective immediately, the SAI is revised as follows:

•

In the section entitled “PORTFOLIO MANAGERS” beginning on page 45 of the SAI, the information regarding Payal Gupta is deleted in its entirety, and the following is added to and supplements the information in the table regarding the number and types of accounts managed by the portfolio managers of the Portfolio and the assets under management in those accounts:

Portfolio Manager	Registered Investment Company Accounts	Assets Managed (billions)*	Other Pooled Investment Vehicle Accounts	Assets Managed (billions)*	Other Accounts	Assets Managed (billions)*	Total Assets Managed (billions)
Olga Winner†	141	$495.53	251	$281.41	448	$247.59	$1,024.53

†	Information for Ms. Winner is provided as of December 31, 2018.
*	There are no performance-based fees associated with these accounts.

As of December 31, 2018, Ms. Winner did not beneficially own any shares of the Portfolio.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

03012019SUP17